Related Parties (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 19, 2019	Sep. 30, 2018
Payment to related party debt	$ 6,104,666	$ 2,254,752	$ 997,177
Debt instrument, interest rate		8.00%		5.00%
Employees4Hire, LLC [Member]
Payment to related party debt		$ 1,100,000
Final reconciliation settlement		$ 313,533
Debt instrument, interest rate					10.00%